Notes Receivables - Schedule of Notes Receivable Consisted (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notes Receivable Consisted [Abstract]
Notes receivable	$ 1,041,185	$ 522,331
Provision for notes receivable
Notes receivable, net	$ 1,041,185	$ 522,331